Schedule of Investments (unaudited)	iShares® MSCI Japan Equal Weighted ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.8%
SG Holdings Co. Ltd.	1,400	$25,246
Yamato Holdings Co. Ltd.	1,400	24,213
		49,459
Airlines — 0.8%
ANA Holdings Inc.(a)	1,400	27,631
Japan Airlines Co. Ltd.(a)	1,400	25,660
		53,291
Auto Components — 2.5%
Aisin Corp.	800	26,192
Bridgestone Corp.	600	23,693
Denso Corp.	400	24,515
Koito Manufacturing Co. Ltd.	800	29,190
Sumitomo Electric Industries Ltd.	2,600	28,797
Toyota Industries Corp.	400	25,711
		158,098
Automobiles — 3.4%
Honda Motor Co. Ltd.	1,000	24,900
Isuzu Motors Ltd.	2,200	25,818
Mazda Motor Corp.	3,000	25,489
Nissan Motor Co. Ltd.	7,000	27,209
Subaru Corp.	1,600	27,774
Suzuki Motor Corp.	1,000	29,615
Toyota Motor Corp.	1,600	26,619
Yamaha Motor Co. Ltd.	1,400	28,331
		215,755
Banks — 3.7%
Chiba Bank Ltd. (The)	5,200	27,036
Concordia Financial Group Ltd.	8,000	27,228
Japan Post Bank Co. Ltd.	3,400	26,194
Mitsubishi UFJ Financial Group Inc.	4,400	25,032
Mizuho Financial Group Inc.	2,280	27,116
Resona Holdings Inc.	7,200	27,068
Shizuoka Bank Ltd. (The)	4,800	28,218
Sumitomo Mitsui Financial Group Inc.	800	24,535
Sumitomo Mitsui Trust Holdings Inc.	800	24,197
		236,624
Beverages — 1.7%
Asahi Group Holdings Ltd.	800	26,805
Ito En Ltd.	600	25,376
Kirin Holdings Co. Ltd.	1,600	24,750
Suntory Beverage & Food Ltd.	800	30,000
		106,931
Building Products — 1.7%
AGC Inc.	600	22,570
Daikin Industries Ltd.	200	32,161
Lixil Corp.	1,400	26,636
TOTO Ltd.	800	26,945
		108,312
Capital Markets — 1.7%
Daiwa Securities Group Inc.	5,200	25,347
Japan Exchange Group Inc.	1,800	28,475
Nomura Holdings Inc.	7,600	29,864
SBI Holdings Inc/Japan	1,400	28,401
		112,087
Chemicals — 4.9%
Asahi Kasei Corp.	3,400	27,471

Security	Shares	Value

Chemicals (continued)
JSR Corp.	800	$25,237
Mitsubishi Chemical Holdings Corp.	4,600	27,406
Mitsui Chemicals Inc.	1,000	24,480
Nippon Paint Holdings Co. Ltd.	3,600	26,607
Nippon Sanso Holdings Corp.	1,400	26,243
Nissan Chemical Corp.	400	22,486
Nitto Denko Corp.	400	28,975
Shin-Etsu Chemical Co. Ltd.	200	28,299
Sumitomo Chemical Co. Ltd.	6,800	28,108
Toray Industries Inc.	5,400	27,876
Tosoh Corp.	1,600	23,250
		316,438
Commercial Services & Supplies — 1.2%
Dai Nippon Printing Co. Ltd.	1,200	27,456
Secom Co. Ltd.	400	26,341
Toppan Inc.	1,400	26,312
		80,109
Construction & Engineering — 1.6%
Kajima Corp.	2,600	27,940
Obayashi Corp.	3,600	25,489
Shimizu Corp.	5,200	27,631
Taisei Corp.	800	23,854
		104,914
Diversified Financial Services — 0.8%
Mitsubishi HC Capital Inc.	5,400	25,785
ORIX Corp.	1,400	26,616
		52,401
Diversified Telecommunication Services — 0.5%
Nippon Telegraph & Telephone Corp.	1,000	30,552

Electric Utilities — 1.2%
Chubu Electric Power Co. Inc.	2,600	26,160
Kansai Electric Power Co. Inc. (The)	2,800	27,367
Tokyo Electric Power Co. Holdings Inc.(a)	6,600	24,645
		78,172
Electrical Equipment — 1.3%
Fuji Electric Co. Ltd.	600	28,138
Mitsubishi Electric Corp.	2,400	26,297
Nidec Corp.	400	26,745
		81,180
Electronic Equipment, Instruments & Components — 5.1%
Azbil Corp.	800	23,576
Hamamatsu Photonics KK	600	27,940
Hirose Electric Co. Ltd.	200	27,721
Hitachi Ltd.	600	31,132
Ibiden Co. Ltd.	600	21,750
Keyence Corp.	100	40,075
Kyocera Corp.	400	22,483
Murata Manufacturing Co. Ltd.	400	25,704
Omron Corp.	400	22,958
Shimadzu Corp.	800	29,182
TDK Corp.	800	27,475
Yokogawa Electric Corp.	1,600	28,634
		328,630
Entertainment — 3.0%
Capcom Co. Ltd.	800	22,520
Koei Tecmo Holdings Co. Ltd.	620	21,966
Konami Holdings Corp.	400	27,068

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Equal Weighted ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Nexon Co. Ltd.	1,000	$24,648
Nintendo Co. Ltd.	100	44,649
Square Enix Holdings Co. Ltd.	600	29,670
Toho Co. Ltd./Tokyo	600	23,648
		194,169
Equity Real Estate Investment Trusts (REITs) — 2.9%
Daiwa House REIT Investment Corp.	10	24,707
GLP J-Reit	20	25,742
Japan Metropolitan Fund Invest	32	27,090
Japan Real Estate Investment Corp.	6	29,747
Nippon Building Fund Inc.	4	21,728
Nippon Prologis REIT Inc.	10	26,686
Nomura Real Estate Master Fund Inc.	22	28,700
		184,400
Food & Staples Retailing — 1.6%
Aeon Co. Ltd.	1,400	25,555
Kobe Bussan Co. Ltd.	1,200	29,096
Seven & i Holdings Co. Ltd.	600	25,120
Welcia Holdings Co. Ltd.	1,200	24,155
		103,926
Food Products — 2.5%
Ajinomoto Co. Inc.	1,000	24,237
Kikkoman Corp.	400	21,185
MEIJI Holdings Co. Ltd.	600	29,563
Nisshin Seifun Group Inc.	2,000	23,408
Nissin Foods Holdings Co. Ltd.	400	26,161
Yakult Honsha Co. Ltd.	600	33,019
		157,573
Gas Utilities — 0.8%
Osaka Gas Co. Ltd.	1,400	26,243
Tokyo Gas Co. Ltd.	1,400	27,351
		53,594
Health Care Equipment & Supplies — 2.0%
Asahi Intecc Co. Ltd.	1,600	24,078
Hoya Corp.	200	21,287
Olympus Corp.	1,400	29,259
Sysmex Corp.	400	26,777
Terumo Corp.	800	25,826
		127,227
Health Care Technology — 0.4%
M3 Inc.	800	23,009

Hotels, Restaurants & Leisure — 0.8%
McDonald's Holdings Co. Japan Ltd.	600	23,351
Oriental Land Co. Ltd./Japan	200	29,722
		53,073
Household Durables — 2.5%
Iida Group Holdings Co. Ltd.	1,800	28,395
Panasonic Holdings Corp.	3,000	27,527
Sekisui Chemical Co. Ltd.	2,000	28,608
Sekisui House Ltd.	1,600	28,428
Sharp Corp./Japan	3,400	27,666
Sony Group Corp.	200	18,758
		159,382
Household Products — 0.4%
Unicharm Corp.	800	27,449

Industrial Conglomerates — 0.4%
Toshiba Corp.	600	26,827

Security	Shares	Value

Insurance — 3.0%
Dai-ichi Life Holdings Inc.	1,400	$28,928
Japan Post Holdings Co. Ltd.	3,600	26,887
Japan Post Insurance Co. Ltd.	1,600	26,640
MS&AD Insurance Group Holdings Inc.	800	25,453
Sompo Holdings Inc.	600	27,338
T&D Holdings Inc.	2,200	25,415
Tokio Marine Holdings Inc.	600	34,910
		195,571
Interactive Media & Services — 0.8%
Kakaku.com Inc.	1,200	23,649
Z Holdings Corp.	7,600	25,053
		48,702
Internet & Direct Marketing Retail — 0.8%
Rakuten Group Inc.	4,400	24,598
ZOZO Inc.	1,200	25,471
		50,069
IT Services — 4.2%
Fujitsu Ltd.	200	30,031
GMO Payment Gateway Inc.	400	32,974
Itochu Techno-Solutions Corp.	1,000	24,873
NEC Corp.	600	24,101
Nomura Research Institute Ltd.	1,000	27,351
NTT Data Corp.	1,400	21,905
Obic Co. Ltd.	200	29,466
Otsuka Corp.	800	25,301
SCSK Corp.	1,600	26,674
TIS Inc.	1,000	26,077
		268,753
Leisure Products — 1.4%
Bandai Namco Holdings Inc.	400	29,711
Shimano Inc.	200	35,060
Yamaha Corp.	600	24,673
		89,444
Machinery — 5.8%
Daifuku Co. Ltd.	400	25,080
FANUC Corp.	200	32,600
Hitachi Construction Machinery Co. Ltd.	1,200	28,105
Hoshizaki Corp.	400	23,594
Komatsu Ltd.	1,200	29,835
Kubota Corp.	1,600	29,530
Kurita Water Industries Ltd.	800	30,799
Makita Corp.	1,000	27,265
MINEBEA MITSUMI Inc.	1,400	25,973
MISUMI Group Inc.	1,200	26,985
Mitsubishi Heavy Industries Ltd.	1,000	38,156
NGK Insulators Ltd.	1,800	26,640
Yaskawa Electric Corp.	800	27,732
		372,294
Marine — 0.9%
Mitsui OSK Lines Ltd.	1,000	26,574
Nippon Yusen KK	400	33,066
		59,640
Media — 1.3%
CyberAgent Inc.	2,600	27,888
Dentsu Group Inc.	800	26,633
Hakuhodo DY Holdings Inc.	2,600	26,312
		80,833

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Equal Weighted ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 1.7%
Hitachi Metals Ltd.(a)	1,600	$25,685
JFE Holdings Inc.	2,400	29,525
Nippon Steel Corp.	1,600	27,883
Sumitomo Metal Mining Co. Ltd.	600	25,087
		108,180
Multiline Retail — 0.4%
Pan Pacific International Holdings Corp.	1,800	27,617

Oil, Gas & Consumable Fuels — 1.3%
ENEOS Holdings Inc.	6,600	26,570
Idemitsu Kosan Co. Ltd.	1,000	26,973
Inpex Corp.	2,200	28,228
		81,771
Paper & Forest Products — 0.4%
Oji Holdings Corp.	6,000	26,413

Personal Products — 1.7%
Kao Corp.	600	24,118
Kobayashi Pharmaceutical Co. Ltd.	400	26,796
Kose Corp.	400	36,239
Shiseido Co. Ltd.	600	25,168
		112,321
Pharmaceuticals — 4.0%
Astellas Pharma Inc.	1,800	28,747
Chugai Pharmaceutical Co. Ltd.	900	24,604
Daiichi Sankyo Co. Ltd.	1,000	26,520
Eisai Co. Ltd.	600	24,709
Kyowa Kirin Co. Ltd.	1,200	25,853
Nippon Shinyaku Co. Ltd.	400	24,691
Ono Pharmaceutical Co. Ltd.	1,000	26,477
Otsuka Holdings Co. Ltd.	800	26,654
Shionogi & Co. Ltd.	400	21,310
Takeda Pharmaceutical Co. Ltd.	1,000	28,736
		258,301
Professional Services — 1.3%
Nihon M&A Center Holdings Inc.	2,600	29,834
Persol Holdings Co. Ltd.	1,400	27,131
Recruit Holdings Co. Ltd.	800	28,955
		85,920
Real Estate Management & Development — 3.2%
Daito Trust Construction Co. Ltd.	200	17,665
Daiwa House Industry Co. Ltd.	1,000	24,084
Hulic Co. Ltd.	3,400	27,743
Mitsubishi Estate Co. Ltd.	1,800	26,764
Mitsui Fudosan Co. Ltd.	1,200	26,240
Nomura Real Estate Holdings Inc.	1,200	30,011
Open House Group Co. Ltd.	600	24,976
Sumitomo Realty & Development Co. Ltd.	1,000	26,959
		204,442
Road & Rail — 4.1%
Central Japan Railway Co.	200	24,774
East Japan Railway Co.	600	30,760
Hankyu Hanshin Holdings Inc.	1,000	26,818
Keio Corp.	800	26,724
Keisei Electric Railway Co. Ltd.	1,000	26,099
Kintetsu Group Holdings Co. Ltd.	1,000	29,218
Odakyu Electric Railway Co. Ltd.	2,000	26,389
Tobu Railway Co. Ltd.	1,000	22,425

Security	Shares	Value

Road & Rail (continued)
Tokyu Corp.	2,200	$24,966
West Japan Railway Co.	600	22,157
		260,330
Semiconductors & Semiconductor Equipment — 2.9%
Advantest Corp.	400	27,285
Lasertec Corp.	200	28,948
Renesas Electronics Corp.(a)	2,200	25,696
Rohm Co. Ltd.	400	32,694
SUMCO Corp.	1,600	25,782
Tokyo Electron Ltd.	100	45,838
		186,243
Software — 0.7%
Oracle Corp. Japan(a)	400	24,216
Trend Micro Inc/Japan	400	23,516
		47,732
Specialty Retail — 1.8%
Fast Retailing Co. Ltd.	100	48,122
Hikari Tsushin Inc.	200	22,594
Nitori Holdings Co. Ltd.	200	20,150
USS Co. Ltd.	1,400	25,465
		116,331
Technology Hardware, Storage & Peripherals — 2.0%
Brother Industries Ltd.	1,400	25,767
Canon Inc.	1,000	25,396
FUJIFILM Holdings Corp.	400	22,032
Ricoh Co. Ltd.	3,000	25,209
Seiko Epson Corp.	1,800	30,133
		128,537
Tobacco — 0.4%
Japan Tobacco Inc.	1,400	25,483

Trading Companies & Distributors — 2.9%
ITOCHU Corp.	1,000	28,685
Marubeni Corp.	2,400	25,160
Mitsubishi Corp.	800	27,610
Mitsui & Co. Ltd.	1,000	25,119
MonotaRO Co. Ltd.	1,800	26,280
Sumitomo Corp.	1,800	25,755
Toyota Tsusho Corp.	800	30,537
		189,146
Transportation Infrastructure — 0.4%
Nippon Express Holdings Inc.	400	23,234

Wireless Telecommunication Services — 1.2%
KDDI Corp.	800	27,909
SoftBank Corp.	2,200	25,346
SoftBank Group Corp.	600	24,851
		78,106

Total Common Stocks — 98.8%
(Cost: $6,643,568)		6,348,995

Total Investments in Securities — 98.8%
(Cost: $6,643,568)		6,348,995

Other Assets Less Liabilities — 1.2%		79,467

Net Assets — 100.0%		$6,428,462

(a)	Non-income producing security.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Equal Weighted ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$0	(b)	$—	$—	$—	—	$1	(c)	$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX index	5	06/09/22	$74	$(1,442)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$6,348,995	$—	$6,348,995
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(1,442)	$—	$(1,442)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

4